Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
Cost:
Buildings	184,813,833	184,813,833
Electronic devices and other general equipment	5,491,675	6,536,680
Leasehold improvements	6,337,234	6,637,234
Total cost	196,642,742	197,987,747
Less: Accumulated depreciation	(31,583,879)	(37,858,090)
Property and equipment, net	165,058,863	160,129,657